7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 12, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Mutual Funds (the “Registrant”)

(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 29, 2019 to Voya Global Equity Dividend Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectus, dated February 28, 2019.

The purpose of the filing is to submit the 497(e) filing dated March 29, 2019 in XBRL for the Voya Global Equity Dividend Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management